Schedule of Property and Equipment (Details) - USD ($)	Oct. 31, 2023	Jan. 31, 2023	Jan. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 129,152	$ 435,228
Less: accumulated depreciation		(107,264)	(407,506)
Property and equipment, net	$ 19,262	21,888	27,722
Geology Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		89,420	315,052
Vehicles and Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		37,592	48,592
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 2,140	$ 71,584